REVISION TO PRIOR-YEAR COMPARATIVES (Tables)	12 Months Ended
Dec. 31, 2017
Revision to prior-year comparatives [Abstract]
Description of nature of accounting errors in prior periods [text block]
	Three months ended	Three months ended	Three months ended	Three months ended	Year ended
(in millions of U.S. dollars)	March 31, 2016	June 30, 2016	September 30, 2016	December 31, 2016	December 31, 2016
Impact on net earnings (Loss)
Net earnings (loss) before revision	26.8	(8.8)	5.1	(19.9)	2.7
Revision to depreciation and depletion	(3.4)	(4.1)	(3.4)	(4.1)	(15.0)
Revision to income tax recovery (expense)	2.2	(1.0)	2.4	1.7	5.3
Revision to net earnings (loss)	(1.2)	(5.1)	(1.0)	(2.4)	(9.7)
Revised net earnings (loss)	25.6	(13.9)	4.1	(22.3)	(7.0)
Basic weighted average number of shares outstanding (in millions)	509.6	511.2	513.0	513.3	511.8
Dilution of securities:
Stock options	1.1	-	2.8	-	-
Diluted weighted average number of shares outstanding (in millions)	510.7	511.2	515.8	513.3	511.8
Net earnings (loss) per share before revision:
Basic	0.05	(0.02)	0.01	(0.04)	0.01
Diluted(1)	0.05	(0.02)	0.01	(0.04)	0.01
Impact of revision to net earnings (loss) per share:
Basic	-	(0.01)	-	-	(0.02)
Diluted(1)	-	(0.01)	-	-	(0.02)
Revised net earnings (loss) per share:
Basic	0.05	(0.03)	0.01	(0.04)	(0.01)
Diluted(1)	0.05	(0.03)	0.01	(0.04)	(0.01)
1.
For the periods in which the Company records a loss, diluted loss per share is calculated using the basic weighted average number of shares outstanding, as using the diluted weighted average number of shares outstanding in the calculation would be anti-dilutive.